Related Party Transactions - Schedule of Accounts Receivable - Related Parties (Details) - Related Parties [Member] - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Subtotal	$ 35,600	$ 106,290
Less: allowance for credit losses
Total accounts receivable, net - related parties	$ 35,600	106,290
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 34,239	104,971
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 1,361	$ 1,319